Revenue - Schedule of Revenue by Geographical Markets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 19,874,526	€ 9,416,619	€ 13,103,679
Spain [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	18,223,979	7,397,108	10,886,713
Europe [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	809,866	1,598,591	1,679,395
Rest of the world [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 840,681	€ 420,920	€ 537,571